OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
OTHER CURRENT ASSETS
Schedule breakdown of other current assets

	2016	2017
Frequency license (Note 33c.i)	3,056	3,760
Prepaid rental	1,234	1,349
Advances	394	1,156
Prepaid salaries	229	227
Advance to employee	32	35
Others	301	656
Total	5,246	7,183